Total Operating Expenses - Operating Expenses by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Operating Expenses [abstract]
Contract manufacturing	€ 18,914	€ 13,567		€ 3,162
Other external and outsourced costs	32,459	22,333		18,885
Employee costs and related benefits	18,284	20,999		8,110
Depreciation and amortization	638	318		234
Total operating expenses	€ 70,295	€ 57,217	[1]	€ 30,391	[1]

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.